Shareholders' Equity - Components of Company's Regulatory Capital (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Less intangible assets
Qualifying preferred stock	$ 4,756	$ 4,756
Basel III transitional standardized approach/Basel I: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common shareholders' equity	38,723	36,357
Less intangible assets
Goodwill (net of deferred tax liability)	(8,403)	(8,343)
Other disallowed intangible assets	(165)	(708)
Other	701	636
Total common equity tier 1 capital	30,856
Qualifying preferred stock	4,756	4,756
Noncontrolling interests eligible for tier 1 capital	408	688
Total tier 1 capital	36,020	33,386
Eligible portion of allowance for credit losses	3,957	3,734
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,215	2,299
Other	16	(79)
Total tier 2 capital	7,188	5,954
Total risk-based capital	43,208	39,340
Risk-weighted assets	317,398	297,919
Basel III transitional advanced approaches: [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common shareholders' equity	38,723
Less intangible assets
Goodwill (net of deferred tax liability)	(8,403)
Other disallowed intangible assets	(165)
Other	701
Total common equity tier 1 capital	30,856
Qualifying preferred stock	4,756
Noncontrolling interests eligible for tier 1 capital	408
Total tier 1 capital	36,020
Eligible portion of allowance for credit losses	1,224
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,215
Other	16
Total tier 2 capital	4,455
Total risk-based capital	40,475
Risk-weighted assets	$ 248,596